Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

12 Leases

The Group recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost and subsequently, at cost less any accumulated depreciation and impairment and adjusted for certain remeasurement of lease liabilities.

The lease liability is initially measured at the present value of the lease payments that were not paid at the start date, discounted at the interest rate implicit in the lease agreement. When the implicit rate cannot be readily determined, the incremental borrowing rate is used as discount rate.

The Group when measuring and remeasuring its lease liabilities and the right of use, used the discounted cash flow technique without considering projected future inflation in the flows to be discounted. Such prohibition generates relevant distortions in the information to be provided, given the current reality of long-term interest rates in the Brazilian economic environment.

The expenses related to these leases is recognized as cost of depreciation of right of use assets. Financial expenses on lease obligations are recognized and demonstrated as interest expense.

The Group uses the optional exemption to not recognize a right of use asset and lease liability for short term (less than 12 months) and low value leases. The average discount rate used for measuring lease liabilities was 5.24% as of December 31, 2025 (5.16% and 5.85% as of December 31, 2024 and 2023 respectively).

12.1 Right of use asset

				Net amount
	Range of lease terms	Cost	Accumulated amortization	December 31, 2025	December 31, 2024
Growing facilities	1 to 13 years	1,353,319	(700,508)	652,811	632,267
Buildings	2 to 30 years	936,706	(302,542)	634,164	638,981
Vehicles (land)	1 to 20 years	415,418	(229,022)	186,396	189,036
Machinery and equipment	1 to 10 years	231,277	(132,294)	98,983	106,597
Operating plants	1 to 11 years	22,082	(13,972)	8,110	8,622
Land	1 to 30 years	43,913	(25,472)	18,441	15,999
Computer equipment	1 to 5 years	33,309	(18,567)	14,742	5,371
Concession Agreement	1 year	4,006	(4,006)	—	—
		3,040,030	(1,426,383)	1,613,647	1,596,873

Changes in the right of use asset:

	Balance at January 1, 2025	Additions (1)	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2025
Growing facilities	632,267	151,508	(26,326)	(145,753)	41,115	652,811
Buildings	638,981	98,484	(41,477)	(97,399)	35,575	634,164
Vehicles (land)	189,036	76,689	(12,627)	(73,048)	6,346	186,396
Machinery and equipment	106,597	41,658	(6,069)	(52,020)	8,817	98,983
Operating plants	8,622	1,847	(202)	(3,227)	1,070	8,110
Land	15,999	4,592	—	(2,922)	772	18,441
Computer equipment	5,371	8,669	(204)	553	353	14,742
Concession Agreement (2)	—	3,771	—	(3,949)	178	—
	1,596,873	387,218	(86,905)	(377,765)	94,226	1,613,647

	Balance at January 1, 2024	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2024
Growing facilities	805,370	98,774	(26,827)	(156,494)	(88,556)	632,267
Buildings	532,104	269,599	(17,259)	(93,897)	(51,566)	638,981
Vehicles (land, air and sea)	223,720	47,390	(2,241)	(72,809)	(7,024)	189,036
Machinery and equipment	90,101	81,335	(5,233)	(47,299)	(12,307)	106,597
Operating plants	19,695	(108)	(4,035)	(4,099)	(2,831)	8,622
Land	19,186	727	(16)	(2,597)	(1,301)	15,999
Computer equipment	15,534	455	—	(8,327)	(2,291)	5,371
	1,705,710	498,172	(55,611)	(385,522)	(165,876)	1,596,873

	Balance at January 1, 2023	Acquired in business combination	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2023
Growing facilities	823,989	(10,552)	146,905	(16,458)	(167,078)	28,564	805,370
Buildings	426,996	—	190,185	(26,573)	(83,876)	25,372	532,104
Vehicles (land, air and sea)	201,655	—	94,448	(884)	(72,532)	1,033	223,720
Machinery and equipment	104,890	—	33,933	(1,120)	(51,140)	3,538	90,101
Operating plants	18,706	—	6,061	(138)	(6,317)	1,383	19,695
Land	19,641	—	1,438	(24)	(2,604)	735	19,186
Computer equipment	9,216	—	10,728	4	(5,225)	811	15,534
	1,605,093	(10,552)	483,698	(45,193)	(388,772)	61,436	1,705,710

(1)	The additions have been reduced by the PIS/COFINS tax effect. The net impact is US$5,252, US$4,879 and US$6,956 in the consolidated total respectively as of December 31, 2025, 2024 and 2023.
(2)	Of the total amount of additions, US$1,179 refers to the acquisition of JBS Terminais Ltda.

12.2 Lease liabilities

	December 31, 2025	December 31, 2024
Undiscounted lease payments	2,187,436	2,135,128
Present value adjustment	(420,151)	(401,099)
	1,767,285	1,734,029
Breakdown:
Current liabilities	354,887	335,681
Non-current liabilities	1,412,398	1,398,348
	1,767,285	1,734,029

Changes in the lease liability:

	Balance at January 1, 2025	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2025
Lease liability	1,734,029	404,119	104,257	(482,847)	(103,976)	111,703	1,767,285

	Balance at January 1, 2024	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2024
Lease liability	1,841,227	504,963	104,177	(473,098)	(60,463)	(182,777)	1,734,029

	Balance at January 1, 2023	Business Combination Adjustment	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2023
Lease liability	1,721,833	(10,401)	421,921	73,463	(354,947)	(7,456)	(3,186)	1,841,227

The non-current portion of the lease liability schedule is as follows:

December 31, 2025
2026	—
2027	290,979
2028	229,723
2029	193,380
2030	157,656
Maturities after 2030	861,408
Total Future Minimum Lease Payments	1,733,146
Less: Imputed Interest	(320,748)
Present Value of Lease Liabilities	1,412,398